RELATED PARTY BALANCES AND TRANSACTIONS - Due from related parties, net (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Related Party Transaction
Total	¥ 58,125	¥ 61,307
Allowance for doubtful account	29,998	32,128
Due from related parties, net	28,127	29,179
Denong
Related Party Transaction
Total		1
Linze Origin Seeds Ltd
Related Party Transaction
Total	45	45
Beijing Shihui
Related Party Transaction
Total	29,998	32,128
NCI
Related Party Transaction
Total	9,165	15,848
Henan Yingde Agricultural Ltd.
Related Party Transaction
Total	11,529	8,684
Beijing Liantaide
Related Party Transaction
Total	7,466	4,600
The Close family of the Company's Chairman
Related Party Transaction
Total	¥ 6	¥ 1